Transactions With Related Parties - Tsakos Energy Management Limited (Details) (USD $)	6 Months Ended		15 Months Ended	18 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013
Tsakos Energy Management Limited
Related Party Transaction [Line Items]
Euro appreciated against dollar percentage	10.00%
Yearly increase basis	12 month Euribor
Monthly management fees			$ 10,000
Compensation to Management company after contract termination with Directors	141,970,000
Supervisory services per month, per vessel				20,400
Supervisory services	247,000	245,000
Days Required For Cancellation Written Notice For Agreement	Ten days notice
Years Required For Cancellation Written Notice For Agreement	One year notice
Operating vessels
Related Party Transaction [Line Items]
Monthly management fees				27,500
LNG Carriers
Related Party Transaction [Line Items]
Monthly management fees			35,000
Chartered in/out or bare-boat
Related Party Transaction [Line Items]
Monthly management fees				20,400
Third Party Manager
Related Party Transaction [Line Items]
Monthly management fees			25,000
DP2 Shuttle Tankers
Related Party Transaction [Line Items]
Monthly management fees			$ 35,000